Investment Strategy - Monongahela All Cap Value Fund	Sep. 01, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing primarily in a portfolio of domestic equity securities, which primarily consist of common and preferred stocks and securities convertible into common stocks, of companies of any market capitalization. The Fund invests in securities that the Adviser believes are undervalued and exhibit the likelihood of exceeding market returns. Utilizing fundamental research, the Fund seeks equity securities selling at discounts to their intrinsic values with the intention to hold these securities until their market values reflect or exceed such intrinsic values. Under normal circumstances, the Adviser expects the holding period of the equity securities in which the Fund invests to be between two and six years. While the Fund’s vision is long term, the relationship of price to intrinsic value will ultimately determine the holding period of a given security. When market discounts to intrinsic value are discovered, a security becomes a candidate for purchase. Conversely, when the market places a premium on a security as compared to its intrinsic value, the security becomes a sell candidate. Consistent with its investment objective, the Fund intends to invest opportunistically in the various market capitalization segments and to vary its allocations to micro-, small-, mid- and large-capitalization companies.

The Fund may invest in foreign equity securities and sponsored and unsponsored American Depositary Receipts (“ADRs”) of companies located in developed countries using the same value-oriented approach the Fund uses to invest in domestic equity securities. The location of companies in which the Fund invests may be determined by a company’s country of incorporation, the location of the securities exchange on which a company is principally traded, or the location from which a company derives the majority of its revenues.

The Fund may have significant exposure to the Industrials and Information Technology sectors. However, as sector and industry composition of the Fund's portfolio changes over time, the Fund's exposure to these sectors may be lower at a future date, and the Fund's exposure to other market sectors may be higher.

The Fund may invest up to 30% of its assets in fixed-income securities whose returns the Adviser believes will provide comparable returns to the equities in which the Fund invests. The Fund will only invest in fixed-income investments of investment grade quality, defined as “Baa3” and above in the case of Moody’s Investors Service, Inc. (“Moody’s”) and “BBB-” and above in the case of Standard & Poor’s Financial Services, LLC, a division of the McGraw-Hill Companies, Inc. (“S&P”) and Fitch, Inc (“Fitch”).